CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,548,443	$ 994,093	$ 2,161,280
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,000,496	1,844,174	2,153,077
Currency exchange and transaction (gain)/loss	(98,706)	212,510	574,943
Impairment of investments		368,355
Impairment of long-lived assets (Note 2, 4)	127,875	75,064	1,445
Impairment of goodwill			49,891
Debt issuance cost amortization	89,244	36,892	22,087
Amortization of deferred connection fees	(95,706)	(67,057)	(95,080)
Equity in net income of associates (Note 14)	(70,649)	(60,313)	(75,688)
Provision for doubtful accounts	122,550	110,766	154,782
Inventory obsolescence expense and other provisions	27,826	12,225	3,870
Deferred tax (benefit)/loss	(45,449)	101,524	(207,796)
Write-off of non-recoverable VAT receivable	2,534	9,652	48,374
Change in fair value of derivatives		5,420	41,554
Other non-cash items	57,021	6,265	(4,476)
Changes in operating assets and liabilities:
Increase in accounts receivable	(301,764)	(216,654)	(157,476)
(Increase) / decrease in inventory	(105,859)	(111,998)	5,938
Decrease / (increase) in prepaid expenses and other current assets	141,976	14,299	(266,817)
(Increase)/decrease in VAT receivable	(53,265)	8,914	128,335
Increase in trade accounts payable, accrued liabilities and other current liabilities	222,630	222,744	462,065
Dividends received	47,973	25,355	26,692
Net cash provided by operating activities	3,617,170	3,592,230	5,027,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired	(195,106)	(270,540)	(86,951)
Purchases of property, plant and equipment	(1,914,331)	(1,942,402)	(2,207,861)
Purchases of intangible assets	(732,786)	(385,907)	(404,964)
Proceeds from sale of property, plant and equipment and assets held for sale	6,790	28,606	35,636
Purchases of short-term investments	(672,286)	(513,933)	(583,468)
Proceeds from sale of short-term investments	577,623	649,483	602,662
Purchase of a derivative financial instrument			(19,422)
Purchase of other investments	(109,448)	(613)	(38,312)
Proceeds from sale of shares in Svyazinvest	843,158
Proceeds from sales of other investments	15,989	44,003	426
Investments in and advances to associates	(2,900)	1,950	(3,654)
Decrease in restricted cash	1,670	17,182	7,522
Net cash used in investing activities	(2,181,627)	(2,372,171)	(2,698,386)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock options exercised			9,183
Cash payments for the acquisitions of subsidiaries from related parties and non-controlling interests (Note 3)	(739,756)	(1,345,820)	(124,960)
Repurchase of Comstar-UTS shares (Note 3)			(100,000)
Contributions from SMM, related party			4,439
Proceeds from issuance of notes	1,560,028	1,003,226	986,004
Repurchase of common stock			(1,059,833)
Repayment of notes	(862,403)	(9,182)	(565,074)
Notes and debt issuance cost	(65,697)	(105,137)	(6,693)
Capital lease obligation principal paid	(12,841)	(15,592)	(14,785)
Dividends paid	(975,822)	(1,266,102)	(1,147,729)
Proceeds from loans	2,839,644	3,598,100	912,225
Loan principal paid	(4,779,595)	(1,728,544)	(572,425)
Net cash (used in)/ provided by financing activities	(3,036,442)	130,949	(1,679,648)
Effect of exchange rate changes on cash and cash equivalents	(417)	42,015	(340,292)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(1,601,316)	1,393,023	308,674
CASH AND CASH EQUIVALENTS, beginning of the year	2,529,010	1,135,987	827,313
CASH AND CASH EQUIVALENTS, end of the year	927,694	2,529,010	1,135,987
SUPPLEMENTAL INFORMATION:
Income taxes paid	400,116	432,066	1,035,095
Interest paid	671,354	510,784	285,212
Non-cash investing and financing activities:
Contributed property, plant and equipment	2,814	3,213	3,194
Additions to network equipment and software under capital lease		830	5,673
Purchase of Comstar-UTS' shares funded by issuing of the promissory note			365,552
Equipment acquired through vendor financing		27,983	13,198
Amounts owed for capital expenditures	180,528	236,364	604,641
Payable related to business acquisitions	$ 23,281	$ 37,985	$ 31,719